Note 5 - Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Loans held for sale	$2,921	$349
Less: Allowance to adjust to lower of cost or market	0	0
Loans held for sale, net	$2,921	$349

Mortgage Loans Serviced For Others [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$605,000	$601,710
Fannie Mae	$1,140	$1,446
Federal Home Loan Bank	$2,094	$2,757

Schedule of Compliance with Regulatory Capital Requirements for Mortgage Companies [Table Text Block]
(In Thousands of Dollars)
	2012	2011	2010
Servicing rights:
Beginning of year	$4,596	$4,603	$3,705
Additions	2,512	1,505	2,428
Amortized to expense	(2,115)	(1,512)	(1,530)
End of year	$4,993	$4,596	$4,603

Mortgage Servicing Rights [Member]
Schedule of Expected Amortization Expense [Table Text Block]
(In Thousands of Dollars)
2013	$1,152
2014	$949
2015	$797
2016	$660
2017	$530
Thereafter	$905